Quarterly Results (Unaudited) - Summary of Quarterly Results (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 409,423	$ 393,654	$ 370,687	$ 394,495	$ 386,054	$ 407,170	$ 391,878	$ 426,509	$ 1,568,259	$ 1,611,611	$ 1,577,627
Gross profit	116,544	105,426	100,935	100,191	95,688	87,718	83,814	87,154	423,096	354,374	249,199
Net income	$ 33,145	$ 22,445	$ 64,134	$ 16,564	$ 11,687	$ 12,635	$ 2,260	$ 10,529	$ 136,288	$ 37,111	$ (37,943)
Net income per common share
Net income per common share Basic	$ 0.42	$ 0.29	$ 0.97	$ 0.25	$ 0.18	$ 0.19	$ 0.03	$ 0.16	$ 1.90	$ 0.57	$ (0.59)
Weighted average shares outstanding-Basic	77,664,944	74,878,851	65,836,860	66,025,281	65,653,641	65,334,001	65,269,159	65,145,051	71,101,484	65,350,463	64,209,838
Net income per common share Diluted	$ 0.42	$ 0.29	$ 0.96	$ 0.25	$ 0.18	$ 0.19	$ 0.03	$ 0.16	$ 1.90	$ 0.56	$ (0.59)
Weighted average shares outstanding-Diluted	77,667,330	74,878,851	66,837,810	66,880,841	66,557,204	66,847,945	66,617,909	66,258,254	71,102,053	66,181,865	64,209,838
Net income	$ 33,145	$ 22,445	$ 64,134	$ 16,564	$ 11,687	$ 12,635	$ 2,260	$ 10,529	$ 136,288	$ 37,111	$ (37,943)
Net income per common share Basic	$ 0.42	$ 0.29	$ 0.97	$ 0.25	$ 0.18	$ 0.19	$ 0.03	$ 0.16	$ 1.90	$ 0.57	$ (0.59)
Weighted average shares outstanding-Basic	77,664,944	74,878,851	65,836,860	66,025,281	65,653,641	65,334,001	65,269,159	65,145,051	71,101,484	65,350,463	64,209,838
Net income per common share Diluted	$ 0.42	$ 0.29	$ 0.96	$ 0.25	$ 0.18	$ 0.19	$ 0.03	$ 0.16	$ 1.90	$ 0.56	$ (0.59)
Weighted average shares outstanding-Diluted	77,667,330	74,878,851	66,837,810	66,880,841	66,557,204	66,847,945	66,617,909	66,258,254	71,102,053	66,181,865	64,209,838